Obligations Under Guarantees And Other Off Balance Sheet Instruments (Contractual Amounts With Regard To Other Off Balance Sheet Instruments) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Commitments To Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 66,702	¥ 62,754
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	706	682
Commitments To Make Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	94	117
Other [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments		¥ 16